Azzad Ethical Fund Investment Strategy - Azzad Ethical Fund	Nov. 01, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategy
Strategy Narrative [Text Block]

The Ethical Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Adviser believes are high quality and/or exhibit above-average growth potential, which, for the purposes of this Ethical Fund, typically are companies with market capitalizations similar to those issuers included in the Russell Midcap® Growth Index (the “Index”) over the last 13 months at the time of purchase. As of September 30, 2024, the market capitalizations of companies in the Russell MidCap® Growth Index ranged from approximately $300 million to $83 billion. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the fund invests may change. Under normal market conditions, the Ethical Fund will invest at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in securities meeting the Ethical Fund’s ethical investment criteria.

The Ethical Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Ethical Fund.

Delaware Investments Fund Advisers (“DIFA”) assists the Adviser in the management of the Ethical Fund by providing an investment model for the Adviser to use in managing the Ethical Fund’s investments. In addition, DIFA recommends which securities should be purchased, retained, or sold by the Ethical Fund, in accordance with the model. The Adviser retains sole discretion as to the timing and implementation of DIFA’s recommendations. The Adviser will screen DIFA’s model for companies that comply with the Ethical Fund’s ethical investment restrictions. From the screened model, the Adviser will decide which securities to purchase for the Ethical Fund. The Adviser may also choose to replace investments that do not pass its ethical investment restrictions with suitable replacements.

In selecting securities for its model, DIFA primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations, and sound capital structures. DIFA may look at various factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of DIFA’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to remove a position from the investment model, DIFA considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, unexpected and poorly explained management changes, and to take advantage of what it believes are more attractive investment opportunities.

The Adviser will sell a security if it falls out of compliance with the Ethical Fund’s ethical investment restrictions. The Adviser may also sell securities for a variety of reasons, such as when it is sold from DIFA’s model to secure gains, limit losses, raise cash, or redeploy assets into opportunities believed to be more promising, among others.

If the Adviser’s strategies do not work as intended, the Ethical Fund may not achieve its objective.

To take advantage of market inefficiencies, the Ethical Fund may be actively traded. During these periods, the Ethical Fund may have a higher turnover rate.

Ethical Investment Restrictions

The Ethical Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, hydraulic fracturing, private prisons, or weapons industries as determined by the Adviser.

The Ethical Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).